Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Regulatory Capital as of December 31, 2012
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$176,738	9.59%	$73,745	4.00%	$92,181	5.00%
Bank	$155,695	8.51%	$73,175	4.00%	$91,469	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$176,738	11.77%	$60,068	4.00%	$90,102	6.00%
Bank	$155,695	10.57%	$58,937	4.00%	$88,405	6.00%
Total capital (Tiers 1 and 2)
Company	$194,085	12.92%	$120,136	8.00%	$150,170	10.00%
Bank	$173,042	11.74%	$117,874	8.00%	$147,342	10.00%

	Regulatory Capital as of December 31, 2012
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$176,738	9.59%	$73,745	4.00%	$92,181	5.00%
Bank	$155,695	8.51%	$73,175	4.00%	$91,469	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$176,738	11.77%	$60,068	4.00%	$90,102	6.00%
Bank	$155,695	10.57%	$58,937	4.00%	$88,405	6.00%
Total capital (Tiers 1 and 2)
Company	$194,085	12.92%	$120,136	8.00%	$150,170	10.00%
Bank	$173,042	11.74%	$117,874	8.00%	$147,342	10.00%